Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 47,574	$ 46,805
Receivables, net of allowance for bad debts of $2.2 million (2023: $1.6 million)	65,079	56,234
Prepaid expenses and other assets	3,901	4,348
Advances and deposits	4,635	6,833
Inventories	11,574	12,558
Total current assets	132,763	126,778
Non-current assets
Investments and other assets, net	9,690	11,186
Vessels and vessel equipment, net	550,416	524,044
Deferred drydock expenditures, net	14,512	12,022
Advances for ballast water treatment and scrubber systems	4,840	9,587
Deferred finance fees, net	3,003	2,835
Operating lease, right-of-use asset	7,589	4,499
Total non-current assets	590,050	564,173
TOTAL ASSETS	722,813	690,951
Current liabilities
Accounts payable	7,251	2,016
Accrued expenses and other liabilities	17,763	18,265
Deferred revenue	2,792	347
Accrued interest on debt and finance leases	0	939
Current portion of long-term debt	2,517	6,436
Current portion of finance lease obligations	0	2,029
Current portion of operating lease obligations	6,860	3,807
Total current liabilities	37,183	33,839
Non-current liabilities
Non-current portion of long-term debt	20,000	39,590
Non-current portion of finance lease obligations	0	41,614
Non-current portion of operating lease obligations	635	510
Other non-current liabilities	954	954
Total non-current liabilities	21,589	82,668
TOTAL LIABILITIES	58,772	116,507
Redeemable Preferred Stock
Cumulative Series A 8.5% redeemable preferred stock	37,043	37,043
Stockholders' equity
Common stock	440	433
Additional paid in capital	474,805	471,216
Treasury stock	(15,636)	(15,636)
Retained earnings	167,389	81,388
Total stockholders' equity	626,998	537,401
Total redeemable preferred stock and stockholders' equity	664,041	574,444
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND EQUITY	$ 722,813	$ 690,951